Financial Instruments and Risk Management - Schedule of Carrying Amount of Each Financial Asset in the Consolidated Statement of Financial Position (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Carrying Amount of Each Financial Asset in the Consolidated Statement of Financial Position [Line Items]
Total	$ 1,453,300	$ 851,236
Cash and cash equivalents [Member]
Schedule of Carrying Amount of Each Financial Asset in the Consolidated Statement of Financial Position [Line Items]
Total	998,624	733,701
Other non-current financial assets [Member]
Schedule of Carrying Amount of Each Financial Asset in the Consolidated Statement of Financial Position [Line Items]
Total	103,345	95,070
Trade receivables [Member]
Schedule of Carrying Amount of Each Financial Asset in the Consolidated Statement of Financial Position [Line Items]
Total
Other receivables [Member]
Schedule of Carrying Amount of Each Financial Asset in the Consolidated Statement of Financial Position [Line Items]
Total	$ 351,331	$ 22,466